Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Debt Convertible into Equity
Security Class Title	7.50% Senior Unsecured Convertible Notes, Series B due 2031
Amount Registered | shares	125,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 125,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,262.50
Offering Note	Represents a bona fide estimate of the maximum offering price as required by Rule 457(a) of the Securities Act of 1933 (the “Securities Act”). Such amount is the principal amount of the Registrant’s 7.50% Senior Unsecured Convertible Notes, Series B due 2031 (the “Notes”), which were issued at par. The Notes do not trade on any exchange and they are not over-the-counter securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.001 par value per share
Amount Registered | shares	22,135,417
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Under Rule 457(i) of the Securities Act, there is no additional filing fee payable with respect to the Registrant’s outstanding ordinary shares, $0.001 par value per share (“Ordinary Shares”) issuable upon conversion of the Notes because no additional consideration will be received in connection with the exercise of the conversion privilege.

Represents a reasonable good-faith estimate of the maximum amount of Ordinary Shares that will be issued pursuant to conversions of and/or interest paid in share under the Notes. Pursuant to Rule 416(a) of the Securities Act, this registration statement on Form F-3 also covers any additional securities that may be offered or become issuable pursuant to the securities described herein in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding Ordinary Shares.